Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2021 CNY (¥)	Apr. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long-Term Investments (Details) [Line Items]
Shareholding interest amount	¥ 11,802		¥ 17,647		$ 18,681
Transaction amount	¥ 909		¥ 1,353
Other equity method investments							¥ 471	¥ 3,460
Fair value of impairment losses (in Dollars) | $
Fair value amount (in Dollars) | $					$ 7,500
Equity securities				¥ 15,910
Fair values investments				¥ 1,700
Business Combination [Member]
Long-Term Investments (Details) [Line Items]
Equity interests				10.00%
Youmei [Member]
Long-Term Investments (Details) [Line Items]
Percentage of interest rate			25.53%
Rongzemingzhi [Member]
Long-Term Investments (Details) [Line Items]
Percentage of interest rate	29.51%
Renjunxing [Member]
Long-Term Investments (Details) [Line Items]
Percentage of interest rate				0.8974%
Prepaid expense receivables				¥ 18,681
Green fire [Member]
Long-Term Investments (Details) [Line Items]
Group invested		¥ 13,821
Equity interest rate		10.00%
Impairment losses				¥ 13,821